Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

The following subsequent events were evaluated on April 10, 2025, the date the financial statements were issued.

On January 24, 2025, $3,360,141 convertible bonds was converted into common shares at conversion price of US$1.2301 for 2,371,600 shares.